EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to 51job, Inc.	$ 182,142	¥ 1,252,319	¥ 371,889	¥ 565,978
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding (in shares)	61,318,292	61,318,292	60,087,306	58,132,976
Dilutive effect of share options (in shares)	1,857,191	1,857,191	1,063,107	341,092
Denominator for diluted earnings per share (in shares)	63,175,483	63,175,483	61,150,413	58,474,068
Basic earnings per share (in CNY per share) | (per share)	$ 2.97	¥ 20.42	¥ 6.19	¥ 9.74
Diluted earnings per share (in CNY per share) | (per share)	$ 2.88	¥ 19.82	¥ 6.08	¥ 9.68
Share options
Denominator:
Excluded outstanding share options (in shares)	888,548	888,548	1,176,660	3,881,628